UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        126
                                         --------------
Form 13F Information Table Value Total:  $ 521,251
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      284     5800 SH       SOLE                     5400               400
AirTran Holdings Inc           COM              00949P108     1267   137300 SH       SOLE                   134700
Allstate Corp Com              COM              020002101    13744   230033 SH       SOLE                   171922             38836
America West Holdings Corp     COM              023657208     1955   325900 SH       SOLE                   319400
American Greetings Corp        COM              026375105    13405   505850 SH       SOLE                   391350             69400
American Pac Corp              COM              028740108      251    31400 SH       SOLE                    28350
Anadarko Pete Corp             COM              032511107    17225   209675 SH       SOLE                   158975             29725
Annaly Mortgage Mgmt Inc       COM              035710409     1474    82200 SH       SOLE                    70000              1200
Anworth Mtg Asset Corp         COM              037347101     1610   163650 SH       SOLE                   140400              2250
Apache Corp Com                COM              037411105    24166   374086 SH       SOLE                   277215             58121
Archer Daniels Midland Co      COM              039483102     1157    54113 SH       SOLE                    33250             14063
Ashford Hospitality Tr         COM              044103109     1071    99170 SH       SOLE                    84000              1170
B P Blc                        COM              055622104      292     4688 SH       SOLE                     4688
Bank of America Corp           COM              060505104      454     9952 SH       SOLE                     9952
Bank of New York Inc           COM              064057102      547    19000 SH       SOLE                    19000
Belo Corp Com Ser A            COM              080555105    10338   431293 SH       SOLE                   343550             52443
Berry Pete Co Cl A             COM              085789105     2411    45600 SH       SOLE                    44900
Black & Decker Corp            COM              091797100     5297    58950 SH       SOLE                    54600              2600
Boston Scientic Corp           COM              101137107     8465   313520 SH       SOLE                   234350             42945
Bowater Inc                    COM              102183100     2892    89350 SH       SOLE                    82700              3150
Brinks Co                      COM              109696104    13420   372769 SH       SOLE                   302670             40324
Buckeye Technologies Inc       COM              118255108     3701   464350 SH       SOLE                   457950
Burlington Res Inc Com         COM              122014103    12223   221268 SH       SOLE                   169270             28178
CPI Corp                       COM              125902106      670    37135 SH       SOLE                    34635
Callaway Golf Co               COM              131193104     2632   170575 SH       SOLE                   166100                75
Century Aluminum Company       COM              156431108     2914   142850 SH       SOLE                   140250
Chevron Texaco Corp            COM              166764100      988    17675 SH       SOLE                    13800              2575
Cimarex Energy Co              COM              171798101    13988   359500 SH       SOLE                   295900             32200
Citigroup, Inc                 COM              172967101     1156    25000 SH       SOLE                    22950              2050
Comerica Inc                   COM              200340107     2685    46450 SH       SOLE                    39950              4000
Commercial Capital Bancorp     COM              20162L105     2284   136664 SH       SOLE                   135564
Conocophillips                 COM              20825C104    21996   382606 SH       SOLE                   283080             59296
Corus Bankshares               COM              220873103      222     4000 SH       SOLE                     4000
Countrywide Financial Corp     COM              222372104      232     6000 SH       SOLE                     6000
Del Monte Foods                COM              24522P103     1321   122700 SH       SOLE                   120600
Devon Energy                   COM              25179M103    22360   441202 SH       SOLE                   325700             68752
Dominion Resources             COM              25746U109    13025   177475 SH       SOLE                   130350             28350
Dow Chemical                   COM              260543103    13344   299670 SH       SOLE                   224155             44340
Eagle Hospitality Pptys Trust  COM              26959T102     4138   454220 SH       SOLE                   403970              2800
Education Realty Trust         COM              28140H104     2008   109750 SH       SOLE                    83350              1900
Encore Acquisition Co          COM              29255W100     4156   101375 SH       SOLE                    92875              5200
Ennis Business Forms           COM              293389102      994    54850 SH       SOLE                    53600
Fifth Third Bancorp            COM              316773100     1075    26110 SH       SOLE                    26110
Finish Line Inc.               COM              317923100     1731    91500 SH       SOLE                    90150
First Horizon National Corp    COM              320517105      549    13000 SH       SOLE                    13000
First Industrial Realty Tr     COM              32054K103      223     5600 SH       SOLE                     5600
First Merchants                COM              320817109      342    13750 SH       SOLE                    13750
First Source Corp              COM              336901103     2502   109072 SH       SOLE                   107422
First State Bancorp            COM              336453105     1799    93274 SH       SOLE                    91974
Fluor Corp                     COM              343412102    13381   232350 SH       SOLE                   162375             47350
Fortune Brands                 COM              349631101     9030   101685 SH       SOLE                    78515             13295
Freddie Mac                    COM              313400301     1044    16000 SH       SOLE                    16000
Frontier Airlines Inc          COM              359065109     1166   112850 SH       SOLE                   110800
Gevity HR Inc                  COM              374393106     1873    93500 SH       SOLE                    91700
Gillette Co                    COM              375766102      209     4120 SH       SOLE                     4120
Government Properties Trust    COM              38374W107     1177   121095 SH       SOLE                   102520              2450
Greater Bay Bancorp            COM              391648102      237     9000 SH       SOLE                     9000
Greenbrier Cos Inc             COM              393657101     1675    61800 SH       SOLE                    60525
Hanmi Financial Corp           COM              410495105     1385    82958 SH       SOLE                    82958
Helmerich & Payne Inc          COM              423452101     2537    54075 SH       SOLE                    52325
ITLA Capital Corp              COM              450565106     2322    43087 SH       SOLE                    42012
Johnson & Johnson              COM              478160104     7618   117207 SH       SOLE                    85190             18822
Kaydon Corp                    COM              486587108     1297    46575 SH       SOLE                    45775
Kimberly Clark                 COM              494368103     1309    20908 SH       SOLE                    15826              2897
Lincoln Electric Holdings      COM              533900106     1782    53750 SH       SOLE                    53000
Lodgenet Entnment Corp         COM              540211109      835    50350 SH       SOLE                    48200
Lufkin Inds Inc                COM              549764108     2013    55950 SH       SOLE                    54800
MAF Bancorp Inc                COM              55261R108     1861    43659 SH       SOLE                    43109
MFA Mtg Investments Inc        COM              55272X102     1633   219250 SH       SOLE                   186700              3050
Manor Care Inc                 COM              564055101    11200   281900 SH       SOLE                   214975             38825
Martin Marietta Materials, Inc COM              573284106     2029    29350 SH       SOLE                    28850
Masco Corp                     COM              574599106     8488   267239 SH       SOLE                   195225             41519
Meadwestvaco Corp              COM              583334107    11827   421800 SH       SOLE                   299825             74650
Mellon Financial Corp          COM              58551A108      287    10000 SH       SOLE                    10000
Merrill Lynch                  COM              590188108      990    18000 SH       SOLE                    18000
Moneygram International        COM              60935Y109     6805   355890 SH       SOLE                   276190             45550
Montpelier Re Holdings Ltd.    COM              G62185106      277     8000 SH       SOLE                     8000
Multimedia Games Inc.          COM              625453105     1190   108100 SH       SOLE                   105350
National City Corp             COM              635405103      529    15500 SH       SOLE                    15500
Norfolk Southern Corp          COM              655844108    12631   407981 SH       SOLE                   313030             57981
PNC Financial Svcs Group       COM              693475105      681    12500 SH       SOLE                    12500
PXRE Group                     COM              G73018106     2209    87600 SH       SOLE                    85950
Pacificare Health Sys Inc      COM              695112102    17330   242545 SH       SOLE                   187600             33315
Parker Hannifin Corp           COM              701094104      884    14250 SH       SOLE                    10850              2100
Pfizer Inc                     COM              717081103      813    29482 SH       SOLE                    19115              7672
Phelps Dodge                   COM              717265102    24000   259455 SH       SOLE                   191355             40115
Remington Oil & Gas Corp.      COM              759594302     1353    37900 SH       SOLE                    37050
Republic Airways Holdings      COM              760276105     1467   101554 SH       SOLE                    98804
Southwestern Energy Co         COM              845467109     1501    31950 SH       SOLE                    27650              3300
Sovereign Bancorp              COM              845905108      525    23510 SH       SOLE                    23510
Steiner Leisure Limited        COM              P8744Y102     1205    32500 SH       SOLE                    31400
Tidewater Inc Com              COM              886423102     2194    57550 SH       SOLE                    55700
Trinity Inds Inc               COM              896522109    15693   489950 SH       SOLE                   387550             62775
Trizetto Group Inc             COM              896882107     4293   306456 SH       SOLE                   303406
US Bancorp                     COM              902973304    13315   455992 SH       SOLE                   372580             47302
Union Pac Corp                 COM              907818108    10605   163650 SH       SOLE                   124400             21800
United Auto Group Inc          COM              909440109     1743    58500 SH       SOLE                    56750
Unocal                         COM              915289102      690    10600 SH       SOLE                     8150              1450
Vulcan Materials Company       COM              929160109      312     4795 SH       SOLE                     4350               245
WPS Resources                  COM              92931b106     1837    32650 SH       SOLE                    31850
Wachovia Corp.                 COM              929903102      654    13180 SH       SOLE                    13180
Washington Group Int'l         COM              938862208     1573    30762 SH       SOLE                    29812
Washington Mutual              COM              939322103      203     5000 SH       SOLE                                       5000
Wells Fargo Co                 COM              949746101    13553   220088 SH       SOLE                   179190             23593
Westpac Banking ADR            COM              961214301     1803    23750 SH       SOLE                    22250               800
Weyerhaeuser Co                COM              962166104    10758   169014 SH       SOLE                   121855             27934
Whiting Petroleum Corporation  COM              966387102     1331    36650 SH       SOLE                    35850
Kilroy Realty Corp 7.5% Pfd    PFD              49427F504     2251    88750 SH       SOLE                    83750              4000
Royal Bk Scotland 8% Pfd       PFD              780097861      442    17000 SH       SOLE                    17000
Third Ave Tr Intl Value        TR UNIT          884116500      297    15199 SH       SOLE                     6435
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      503    20300 SH       SOLE                    20300
Nuveen Preferred & Convert Inc COM SHS          67073D102     1482   113500 SH       SOLE                    99150              4200
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     1964   135900 SH       SOLE                   123000              3700
Salomon Bros. Hi Income Fund I COM SHS          794907105      430    40000 SH       SOLE                    40000
Western Asset Claymore US Trea COM SHS          95766Q106      619    47384 SH       SOLE                    44084              3300
Atlas Pipeline Partners Unit L LTD              049392103     1660    38055 SH       SOLE                    28675
Energy Transfer Partners LP    LTD              29273R109     2753    79570 SH       SOLE                    67410
Enterprise Products LP         LTD              293792107      912    34027 SH       SOLE                    28597
Hiland Partners                LTD              431291103      265     7500 SH       SOLE                     6250
Inergy L P                     LTD              456615103      281     8990 SH       SOLE                     4640
Kaneb Pipe Line Partners LP    LTD              484169107     1137    18505 SH       SOLE                    13030
Markwest Energy Partners LP    LTD              570759100      762    15050 SH       SOLE                    10850
Municipal Mtg & Eqty LLC       LTD              62624B101     1659    63847 SH       SOLE                    55470
Pacific Energy Partners LP     LTD              69422R105     1243    39175 SH       SOLE                    34685
Plains All American Pipeline L LTD              726503105     1477    33680 SH       SOLE                    25240
Teppco Partners L P            LTD              872384102      969    23380 SH       SOLE                    20430